Loan and Lease Operations Portfolio - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Detail) - Expected credit losses [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ (33,509)	R$ (36,469)
Derecognition	14,299	13,547
Net increase / (Reversal)	(18,298)	(10,587)
Closing balance	(37,508)	(33,509)
Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(9,367)	(11,452)
Derecognition	884	1,172
Net increase / (Reversal)	1,492	913
Closing balance	(6,991)	(9,367)
Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(4,532)	(5,404)
Derecognition	1,995	2,471
Net increase / (Reversal)	(1,906)	(1,599)
Closing balance	(4,443)	(4,532)
Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(14,425)	(14,830)
Derecognition	9,710	8,520
Net increase / (Reversal)	(14,738)	(8,115)
Closing balance	(19,453)	(14,425)
Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(5,185)	(4,783)
Derecognition	1,710	1,384
Net increase / (Reversal)	(3,146)	(1,786)
Closing balance	(6,621)	(5,185)
Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(6,931)	(6,447)
Transfer to Stage 2	1,388	1,070
Transfer to Stage 3	373	409
Cure from the Stage 2	(730)	(1,483)
Cure from the Stage 3	(50)	(134)
Net increase / (Reversal)	(2,216)	(346)
Closing balance	(8,166)	(6,931)
Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(531)	(451)
Transfer to Stage 2	59	7
Transfer to Stage 3	2	1
Cure from the Stage 2	(170)	(259)
Cure from the Stage 3		(85)
Net increase / (Reversal)	123	256
Closing balance	(517)	(531)
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,112)	(1,149)
Transfer to Stage 2	225	213
Transfer to Stage 3	71	75
Cure from the Stage 2	(136)	(177)
Cure from the Stage 3	(10)	(4)
Net increase / (Reversal)	(119)	(70)
Closing balance	(1,081)	(1,112)
Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(3,892)	(3,834)
Transfer to Stage 2	846	708
Transfer to Stage 3	282	313
Cure from the Stage 2	(264)	(388)
Net increase / (Reversal)	(2,187)	(691)
Closing balance	(5,215)	(3,892)
Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,396)	(1,013)
Transfer to Stage 2	258	142
Transfer to Stage 3	18	20
Cure from the Stage 2	(160)	(659)
Cure from the Stage 3	(40)	(45)
Net increase / (Reversal)	(33)	159
Closing balance	(1,353)	(1,396)
Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(4,451)	(5,307)
Transfer to Stage 1	730	1,483
Transfer to Stage 3	4,438	4,287
Cure from the Stage 1	(1,388)	(1,070)
Cure from the Stage 3	(566)	(892)
Net increase / (Reversal)	(5,320)	(2,952)
Closing balance	(6,557)	(4,451)
Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(595)	(1,174)
Transfer to Stage 1	170	259
Transfer to Stage 3	269	193
Cure from the Stage 1	(59)	(7)
Cure from the Stage 3		(147)
Net increase / (Reversal)	109	281
Closing balance	(106)	(595)
Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(557)	(701)
Transfer to Stage 1	136	177
Transfer to Stage 3	490	430
Cure from the Stage 1	(225)	(213)
Cure from the Stage 3	(143)	(195)
Net increase / (Reversal)	(576)	(55)
Closing balance	(875)	(557)
Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,116)	(2,209)
Transfer to Stage 1	264	388
Transfer to Stage 3	3,117	3,258
Cure from the Stage 1	(846)	(708)
Cure from the Stage 3	(155)	(145)
Net increase / (Reversal)	(3,075)	(2,700)
Closing balance	(2,811)	(2,116)
Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(1,183)	(1,223)
Transfer to Stage 1	160	659
Transfer to Stage 3	562	406
Cure from the Stage 1	(258)	(142)
Cure from the Stage 3	(268)	(405)
Net increase / (Reversal)	(1,778)	(478)
Closing balance	(2,765)	(1,183)
Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(22,127)	(24,715)
Transfer to Stage 1	50	134
Transfer to Stage 2	566	892
Cure from the Stage 1	(373)	(409)
Cure from the Stage 2	(4,438)	(4,287)
Derecognition	14,299	13,547
Net increase / (Reversal)	(10,762)	(7,289)
Closing balance	(22,785)	(22,127)
Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(8,241)	(9,827)
Transfer to Stage 1		85
Transfer to Stage 2		147
Cure from the Stage 1	(2)	(1)
Cure from the Stage 2	(269)	(193)
Derecognition	884	1,172
Net increase / (Reversal)	1,260	376
Closing balance	(6,368)	(8,241)
Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,863)	(3,554)
Transfer to Stage 1	10	4
Transfer to Stage 2	143	195
Cure from the Stage 1	(71)	(75)
Cure from the Stage 2	(490)	(430)
Derecognition	1,995	2,471
Net increase / (Reversal)	(1,211)	(1,474)
Closing balance	(2,487)	(2,863)
Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(8,417)	(8,787)
Transfer to Stage 2	155	145
Cure from the Stage 1	(282)	(313)
Cure from the Stage 2	(3,117)	(3,258)
Derecognition	9,710	8,520
Net increase / (Reversal)	(9,476)	(4,724)
Closing balance	(11,427)	(8,417)
Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	(2,606)	(2,547)
Transfer to Stage 1	40	45
Transfer to Stage 2	268	405
Cure from the Stage 1	(18)	(20)
Cure from the Stage 2	(562)	(406)
Derecognition	1,710	1,384
Net increase / (Reversal)	(1,335)	(1,467)
Closing balance	R$ (2,503)	R$ (2,606)